Cover	15 Months Ended
Aug. 31, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	client made edits to veribage on the cover
Entity Registrant Name	The MARQUIE GROUP, INC.
Entity Central Index Key	0001434601
Entity Tax Identification Number	26-2091212
Entity Incorporation, State or Country Code	FL
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Creation Date	Nov. 15, 2024
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	7901 4th Street North, Suite 4887
Entity Address, City or Town	St. Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33702
City Area Code	(800)
Local Phone Number	351-3021